Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail)	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended																																						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Planetside 2 related equipment CNY	Dec. 31, 2013 Planetside 2 related equipment Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Upfront Licensing Fees CNY	Dec. 31, 2012 Upfront Licensing Fees CNY	Dec. 31, 2013 Upfront Licensing Fees Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Other Long Lived Assets CNY	Dec. 31, 2013 Other Long Lived Assets Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 Fire Rain Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Jichuang CNY	Dec. 31, 2012 Jichuang Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Boran Lexiang CNY	Dec. 31, 2012 Boran Lexiang Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) "CrowdStar Inc. ("Crowdstar")" Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Planetside 2 related equipment Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Upfront Licensing Fees Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Quoted Price in Active Markets for Identified Assets (Level 1) Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Other Long Lived Assets Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Quoted Price in Active Markets for Identified Assets (Level 1) Fire Rain Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Quoted Price in Active Markets for Identified Assets (Level 1) Jichuang Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Quoted Price in Active Markets for Identified Assets (Level 1) Boran Lexiang Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) "CrowdStar Inc. ("Crowdstar")" Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Planetside 2 related equipment Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Upfront Licensing Fees Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Other Long Lived Assets Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Fire Rain Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Jichuang Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Boran Lexiang Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) "CrowdStar Inc. ("Crowdstar")" Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Planetside 2 related equipment Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Upfront Licensing Fees Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Other Long Lived Assets Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Fire Rain Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Jichuang Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Boran Lexiang Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Loan Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2013 Loan Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Loan Quoted Price in Active Markets for Identified Assets (Level 1) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Loan Significant Other Observable Inputs (Level 2) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)	Dec. 31, 2013 Loan Significant Unobservable Inputs (Level 3) Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring USD ($)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment								$ 1,627,099		$ 0		$ 0										0		0		0			$ 0	$ 0	$ 0					0	0	0			$ 1,627,099	$ 0	$ 0					0	0	0			$ 0	$ 0	$ 0					0	0	0		$ 0	$ 0	$ 0	$ 0
Other assets														0			2,000,000	0		2,000,000												0	0	0	0									0	0	0	0									0	2,000,000	0	2,000,000
Total					5,627,099	0																					0	0											1,627,099	0											4,000,000	0
Investment	6,888,678	41,701,985	3,243,744	0			20,990,141		5,530,278		5,431,566										1,313,067		1,341,153		1,902,591																																						9,750,000
Impairment on assets	313,825	1,899,803	0	0									1,899,803		3,825,243	569,139			29,741,076
Total		77,168,107	5,125,950